Reconciliation of loss after income tax to net cash used in operating activities	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Reconciliation of loss after income tax to net cash used in operating activities
Note 31. Reconciliation of loss after income tax to net cash used in operating activities

	2022	2021	2020
	A$’000	A$’000	A$’000

Loss after income tax expense from continuing operations	(24,648)	(8,422)	(12,467)

Adjustments for:
Depreciation & amortisation	1,953	1,265	1,084
Net fair value loss on financial assets	—	—	168
Share based payments	1,675	637	262
Foreign exchange differences	(1,789)	430	—
Loss on contingent consideration	152	2,570	474

Change in operating assets & liabilities:	(22,657)	(3,520)	(10,479)
Decrease in trade and other receivables	(6)	(5,027)	358
Decrease/(increase) in prepayments	1,564	(1,182)	(168)
Decrease/(increase) in trade and other payables	(1,495)	1,010	1,722
Decrease in deferred tax liability	(368)	(484)	(298)
Increase/(decrease) in other provisions	201	93	55

Net cash used in operating activities	(22,761)	(9,111)	(8,810)